Inventories - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Cost of sales	$ 9,868	$ 8,745
Inventories recognized as expense	8,900	7,700
Net realizable value of inventories	49	40
Inventory write downs	$ 26	$ 50